Shareholder Report, Holdings (Details) - M3Sixty Small Cap Growth Fund - Institutional Class	May 31, 2026
Sterling Infrastructure., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Ensign Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Diodes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Vishay Precision Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Kulicke & Soffa Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
A10 Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.61%
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.14%
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.87%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%